Consolidated Statements of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2009	$ 1,194,942	$ 37,551,847	$ (39,585,919)	$ (839,130)
Balance (in shares) at Oct. 31, 2009	119,494,187
Common stock issued to officers, directors and consultants for services, $0.013 per share	110,000	33,000		143,000
Common stock issued to officers, directors and consultants for services, $0.013 per share (in shares)	11,000,000
Common stock issued to officers, directors and consultants for services, $0.0165 per share	750	487		1,237
Common stock issued to officers, directors and consultants for services, $0.0165 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.02 per share	750	750		1,500
Common stock issued to officers, directors and consultants for services, $0.02 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.024 per share	750	1,050		1,800
Common stock issued to officers, directors and consultants for services, $0.024 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.026 per share	750	1,200		1,950
Common stock issued to officers, directors and consultants for services, $0.026 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.0335 per share	750	1,762		2,512
Common stock issued to officers, directors and consultants for services, $0.0335 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.0375 per share	20,000	55,000		75,000
Common stock issued to officers, directors and consultants for services, $0.0375 per share (in shares)	2,000,000
Common stock issued to officers, directors and consultants for services, $0.039 per share	100,000	290,000		390,000
Common stock issued to officers, directors and consultants for services, $0.039 per share (in shares)	10,000,000
Common stock issued to officers, directors and consultants for services, $0.04 per share	99,750	299,250		399,000
Common stock issued to officers, directors and consultants for services, $0.04 per share (in shares)	9,975,000
Common stock issued to officers, directors and consultants for services, $0.045 per share	1,500	5,250		6,750
Common stock issued to officers, directors and consultants for services, $0.045 per share (in shares)	150,000
Common stock issued to officers, directors and consultants for services, $0.0465 per share	750	2,738		3,488
Common stock issued to officers, directors and consultants for services, $0.0465 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.048 per share	60,000	228,000		288,000
Common stock issued to officers, directors and consultants for services, $0.048 per share (in shares)	6,000,000
Common stock issued to officers, directors and consultants for services, $0.05 per share	750	3,000		3,750
Common stock issued to officers, directors and consultants for services, $0.05 per share (in shares)	75,000
Common stock issued for loan	106,400	425,600	0	532,000
Common stock issued for loan (in shares)	10,640,000
Common stock issued in private placement offering, $0.0175 per share	4,281	3,211	0	7,492
Common stock issued in private placement offering, $0.0175 per share (in shares)	428,105
Common stock issued in private placement offering, $0.0225 per share	11,306	14,134	0	25,440
Common stock issued in private placement offering, $0.0225 per share (in shares)	1,130,630
Common stock issued in private placement offering, $0.0292 per share	60,000	115,000	0	175,000
Common stock issued in private placement offering, $0.0292 per share (in shares)	6,000,000
Common stock issued in private placement offering, $0.10 per share	500	4,500	0	5,000
Common stock issued in private placement offering, $0.10 per share (in shares)	50,000
Common stock issued for debt, $0.036 per share	8,000	21,017		29,017
Common stock issued for debt, $0.036 per share (in shares)	800,000
Common stock issued for debt, $0.04 per share	5,000	15,000		20,000
Common stock issued for debt, $0.04 per share (in shares)	500,000
Common stock redeemed for cash, $0.04 per share	(7,500)	(7,500)		(15,000)
Common stock redeemed for cash, $0.04 per share (in shares)	(750,000)
Options and warrants granted to employees and consultants for services	0	67,890	0	67,890
Interest recognized on beneficial conversion feature of convertible debentures issued	0	96,664	0	96,664
Net loss			(3,080,464)	(3,080,464)
Balance at Oct. 31, 2010	1,779,429	39,228,850	(42,666,383)	(1,658,104)
Balance (in shares) at Oct. 31, 2010	177,942,922
Common stock issued for loan	6,000	(3,861)		2,139
Common stock issued for loan (in shares)	600,000
Common stock issued to officers, directors and consultants for services, $0.004 per share	30,000	(18,000)		12,000
Common stock issued to officers, directors and consultants for services, $0.004 per share (in shares)	3,000,000
Common stock issued to officers, directors and consultants for services, $0.0045 per share	500	(275)		225
Common stock issued to officers, directors and consultants for services, $0.0045 per share (in shares)	50,000
Common stock issued to officers, directors and consultants for services, $0.005 per share	500	(250)		250
Common stock issued to officers, directors and consultants for services, $0.005 per share (in shares)	50,000
Common stock issued to officers, directors and consultants for services, $0.006 per share	90,000	(36,000)		54,000
Common stock issued to officers, directors and consultants for services, $0.006 per share (in shares)	9,000,000
Common stock issued to officers, directors and consultants for services, $0.0082 per share	500	(90)		410
Common stock issued to officers, directors and consultants for services, $0.0082 per share (in shares)	50,000
Common stock issued to officers, directors and consultants for services, $0.01 per share	35,250	0		35,250
Common stock issued to officers, directors and consultants for services, $0.01 per share (in shares)	3,525,000
Common stock issued in private placement offering, $0.0041 per share	40,167	(23,759)		16,408
Common stock issued in private placement offering, $0.0041 per share (in shares)	4,016,735
Common stock issued in private placement offering, $0.0049 per share	46,819	(23,690)		23,129
Common stock issued in private placement offering, $0.0049 per share (in shares)	4,681,961
Common stock issued in private placement offering, $0.0056 per share	21,904	(9,627)		12,277
Common stock issued in private placement offering, $0.0056 per share (in shares)	2,190,410
Common stock issued in private placement offering, $0.0057 per share	25,000	(10,749)		14,251
Common stock issued in private placement offering, $0.0057 per share (in shares)	2,500,111
Common stock issued in private placement offering, $0.0059 per share	11,800	(4,876)		6,924
Common stock issued in private placement offering, $0.0059 per share (in shares)	1,180,000
Common stock issued in private placement offering, $0.006 per share	4,711	(1,884)		2,827
Common stock issued in private placement offering, $0.006 per share (in shares)	471,100
Common stock issued in private placement offering, $0.0062 per share	20,000	(7,650)		12,350
Common stock issued in private placement offering, $0.0062 per share (in shares)	2,000,000
Common stock issued in private placement offering, $0.0064 per share	3,430	(1,247)		2,183
Common stock issued in private placement offering, $0.0064 per share (in shares)	343,000
Common stock issued in private placement offering, $0.0067 per share	3,864	(1,294)		2,570
Common stock issued in private placement offering, $0.0067 per share (in shares)	386,417
Common stock issued in private placement offering, $0.013 per share	8,081	2,436		10,517
Common stock issued in private placement offering, $0.013 per share (in shares)	808,100
Common stock issued for debt, $0.0004 per share	910,000	(873,600)		36,400
Common stock issued for debt, $0.0004 per share (in shares)	91,000,000
Common stock issued for debt, $0.0007 per share	357,143	(332,143)		25,000
Common stock issued for debt, $0.0007 per share (in shares)	35,714,282
Common stock issued for debt, $0.0008 per share	199,601	(184,601)		15,000
Common stock issued for debt, $0.0008 per share (in shares)	19,960,080
Common stock issued for debt, $0.0009 per share	144,444	(131,444)		13,000
Common stock issued for debt, $0.0009 per share (in shares)	14,444,445
Common stock issued for debt, $0.0013 per share	100,000	(87,000)		13,000
Common stock issued for debt, $0.0013 per share (in shares)	10,000,000
Common stock issued for debt, $0.0014 per share	271,429	(233,429)		38,000
Common stock issued for debt, $0.0014 per share (in shares)	27,142,857
Common stock issued for debt, $0.0016 per share	31,250	(26,250)		5,000
Common stock issued for debt, $0.0016 per share (in shares)	3,125,000
Common stock issued for debt, $0.0018 per share	140,978	(115,602)		25,376
Common stock issued for debt, $0.0018 per share (in shares)	14,097,778
Common stock issued for debt, $0.0021 per share	47,619	(37,619)		10,000
Common stock issued for debt, $0.0021 per share (in shares)	4,761,905
Common stock issued for debt, $0.0027 per share	37,037	(27,037)		10,000
Common stock issued for debt, $0.0027 per share (in shares)	3,703,704
Common stock issued for debt, $0.0029 per share	51,724	(36,724)		15,000
Common stock issued for debt, $0.0029 per share (in shares)	5,172,414
Common stock issued for debt, $0.003 per share	40,000	(28,000)		12,000
Common stock issued for debt, $0.003 per share (in shares)	4,000,000
Common stock issued for debt, $0.0033 per share	30,303	(20,303)		10,000
Common stock issued for debt, $0.0033 per share (in shares)	3,030,303
Common stock issued for debt, $0.0034 per share	81,956	(54,091)		27,865
Common stock issued for debt, $0.0034 per share (in shares)	8,195,588
Common stock issued for debt, $0.0035 per share	34,286	(22,286)		12,000
Common stock issued for debt, $0.0035 per share (in shares)	3,428,571
Common stock issued for debt, $0.0036 per share	41,667	(26,667)		15,000
Common stock issued for debt, $0.0036 per share (in shares)	4,166,667
Common stock issued for debt, $0.0039 per share	86,667	(52,867)		33,800
Common stock issued for debt, $0.0039 per share (in shares)	8,666,666
Common stock issued for debt, $0.0054 per share	18,519	(8,519)		10,000
Common stock issued for debt, $0.0054 per share (in shares)	1,851,852
Common stock issued for debt, $0.0059 per share	57,333	(22,758)		34,575
Common stock issued for debt, $0.0059 per share (in shares)	5,733,333
Common stock issued for debt, $0.006 per share	30,000	(12,000)		18,000
Common stock issued for debt, $0.006 per share (in shares)	3,000,000
Common stock issued for debt, $0.0074 per share	13,514	(3,514)		10,000
Common stock issued for debt, $0.0074 per share (in shares)	1,351,351
Common stock issued for debt, $0.0075 per share	20,000	(5,000)		15,000
Common stock issued for debt, $0.0075 per share (in shares)	2,000,000
Options and warrants granted to employees and consultants for services	0	29	0	29
Interest recognized on beneficial conversion feature of convertible debentures issued	0	218,532	0	218,532
Net loss			(1,495,607)	(1,495,607)
Balance at Oct. 31, 2011	$ 4,873,425	$ 36,965,142	$ (44,161,990)	$ (2,323,423)
Balance (in shares) at Oct. 31, 2011	487,342,552